Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (13,370)	£ (12,861)
Assets	12,576	11,860
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	353	134
Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(12,223)	(11,726)
Assets	12,576	11,860
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(12,572)	(12,032)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	433	228
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(11,970)	(11,454)
Assets	12,403	11,682
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	433	228
Pension Schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(5,012)	(4,945)
Assets	5,144	4,818
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	132	(127)
Pension Schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(3,485)	(3,214)
Assets	3,866	3,533
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	381	319
Pension Schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(1,035)	(958)
Assets	918	928
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(117)	(30)
Pension Schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(756)	(738)
Assets	758	747
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	2	9
Pension Schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(873)	(778)
Assets	893	814
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	20	36
Pension Schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(348)	(333)
Assets	312	294
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(36)	(39)
Pension Schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(461)	(488)
Assets	512	548
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 51	£ 60